Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Employee Benefits Text Block Abstract
Schedule of composition of employee benefits
	December 31,	December 31,
	2021	2022
Presented under current liabilities – other payables:
Short-term employee benefits (*)	4,525	8,917
Total	4,525	8,917

Presented under non-current liabilities – employee benefits:
Long term employee benefits	—	274
Recognized liability for defined benefit plan, net	4,145	1,188
Total	4,145	1,462

Schedule of movement in net defined benefit liabilities (assets) and in their components
	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability (asset)
	2021	2022	2021	2022	2021	2022
Balance as of January 1	—	15,816	—	(11,671)	—	4,145
Included in profit or loss						—
Current service cost	—	487	—	—	—	487
Interest cost (income)	—	61	—	(45)	—	16
Administrative cost	—	21	—	—	—	21
Included in other comprehensive income
Actuarial loss (gain) arising from Financial assumptions	—	(3,529)	—	—	—	(3,529)
Actuarial loss (gain) arising from Other assumptions	—	721	—	—	—	721
Return on plan assets excluding interest income	—		—	(51)	—	(51)
Effect of movements in exchange rates	(91)	(112)	67	14	(24)	(98)
Other movements
Contributions paid by the employer	—	—	—	(524)	—	(524)
Contributions paid by the employees and plan participants	—	1,950	—	(1,950)	—	—
Benefits paid	—	(1,314)	—	1,314	—	—
Changes from business combinations and loss of control	15,907	—	(11,738)	—	4,169	—
Balance as of December 31	15,816	14,101	(11,671)	(12,913)	4,145	1,188

Schedule of principal actuarial assumptions at the reporting date (expressed as weighted averages)
	2021	2022
	%	%
Discount rate as of December 31	0.4	2.35
Future salary growth	1	1.25
Interest rate on the savings account	0.75	1.75
Price inflation	1	1.25
Social security increase	0	1.25
Future pension growth	0	0

Schedule of the relevant actuarial assumptions, holding other assumptions constant
	December 31,
	0.5 percentage point increase		0.5 percentage point decrease
	2021	2022	2021	2022
Future salary growth	100	50	(96)	(49)
Discount rate	(1,173)	(884)	1,350	1,001